PIONEER VARIABLE CONTRACTS TRUST

Pioneer Select Mid Cap Growth VCT Portfolio — Class I Shares

Schedule of Investments
March 31, 2019

Schedule of Investments | 3/31/19 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 99.7%
	COMMON STOCKS - 99.5% of Net Assets
	Aerospace & Defense - 1.1%
8,498	Harris Corp.	$1,357,216
	Total Aerospace & Defense	$1,357,216
	Air Freight & Logistics - 0.4%
10,298(a)	XPO Logistics, Inc.	$553,415
	Total Air Freight & Logistics	$553,415
	Auto Components - 0.7%
11,815	Aptiv Plc	$939,174
	Total Auto Components	$939,174
	Banks - 0.8%
4,368(a)	SVB Financial Group	$971,268
	Total Banks	$971,268
	Beverages - 0.6%
4,301	Constellation Brands, Inc.	$754,094
	Total Beverages	$754,094
	Biotechnology – 5.0%
10,044(a)	Agios Pharmaceuticals, Inc.	$677,367
6,939(a)	Alnylam Pharmaceuticals, Inc.	648,450
16,289(a)	Esperion Therapeutics, Inc.	654,003
16,192(a)	Exact Sciences Corp.	1,402,551
14,698(a)	FibroGen, Inc.	798,836
7,289(a)	Sage Therapeutics, Inc.	1,159,315
8,187(a)	Sarepta Therapeutics, Inc.	975,809
	Total Biotechnology	$6,316,331
	Building Products - 2.3%
15,291	Fortune Brands Home & Security, Inc.	$728,005
18,994	Owens Corning	894,997
20,145(a)	Trex Co., Inc.	1,239,320
	Total Building Products	$2,862,322
	Capital Markets - 2.6%
9,007	MSCI, Inc.	$1,790,952
7,170	Nasdaq, Inc.	627,303
4,314	S&P Global, Inc.	908,313
	Total Capital Markets	$3,326,568
	Chemicals - 0.5%
15,643	CF Industries Holdings, Inc.	$639,486
	Total Chemicals	$639,486
	Commercial Services & Supplies - 1.2%
17,106	Waste Connections, Inc.	$1,515,421
	Total Commercial Services & Supplies	$1,515,421
	Construction Materials – 0.9%
9,961	Vulcan Materials Co.	$1,179,382
	Total Construction Materials	$1,179,382
	Containers & Packaging - 1.7%
8,176	Avery Dennison Corp.	$923,888
16,824(a)	Berry Global Group, Inc.	906,309
3,845	Packaging Corp. of America	382,116
	Total Containers & Packaging	$2,212,313
	Diversified Consumer Services - 1.5%
8,806(a)	Grand Canyon Education, Inc.	$1,008,375
19,856(a)	ServiceMaster Global Holdings, Inc.	927,275
	Total Diversified Consumer Services	$1,935,650
	Diversified Financial Services - 0.5%
46,184(a)	Churchill Capital Corp.	$620,713
	Total Diversified Financial Services	$620,713
	Diversified Telecommunication Services - 0.4%
16,217(a)	Zayo Group Holdings, Inc.	$460,887
	Total Diversified Telecommunication Services	$460,887
	Electrical Equipment - 0.4%
16,903(a)	TPI Composites, Inc.	$483,764
	Total Electrical Equipment	$483,764
	Electronic Equipment, Instruments & Components - 2.1%
17,468	CDW Corp.	$1,683,391
4,823(a)	Zebra Technologies Corp.	1,010,563
	Total Electronic Equipment, Instruments & Components	$2,693,954
	Energy Equipment & Services - 1.3%
44,980(a)	Cactus, Inc.	$1,601,288
	Total Energy Equipment & Services	$1,601,288
	Entertainment - 2.1%
42,523(a)	Live Nation Entertainment, Inc.	$2,701,912
	Total Entertainment	$2,701,912
	Equity Real Estate Investment Trusts (REITs) - 2.0%
15,420	CubeSmart	$494,057
19,793	Liberty Property Trust	958,377
Shares		Value
	Equity Real Estate Investment Trusts (REITs) - (continued)
5,198(a)	SBA Communications Corp.	$1,037,833
	Total Equity Real Estate Investment Trusts (REITs)	$2,490,267
	Food Products - 1.0%
64,733(a)	Nomad Foods, Ltd.	$1,323,790
	Total Food Products	$1,323,790
	Health Care Equipment & Supplies - 3.9%
3,158(a)	ABIOMED, Inc.	$901,893
5,657(a)	Align Technology, Inc.	1,608,455
21,382(a)	Boston Scientific Corp.	820,641
6,806(a)	DexCom, Inc.	810,595
4,953(a)	Penumbra, Inc.	728,141
	Total Health Care Equipment & Supplies	$4,869,725
	Health Care Providers & Services - 3.4%
6,871(a)	Amedisys, Inc.	$846,919
23,152(a)	Centene Corp.	1,229,371
2,289	Humana, Inc.	608,874
2,260(a)	Molina Healthcare, Inc.	320,830
4,741(a)	WellCare Health Plans, Inc.	1,278,885
	Total Health Care Providers & Services	$4,284,879
	Health Care Technology – 2.0%
15,073(a)	Teladoc Health, Inc.	$838,059
13,518(a)	Veeva Systems, Inc.	1,714,893
	Total Health Care Technology	$2,552,952
	Hotels, Restaurants & Leisure - 5.1%
19,412	Aramark	$573,625
16,805	Brinker International, Inc.	745,806
1,329(a)	Chipotle Mexican Grill, Inc.	944,002
9,810	Dave & Buster's Entertainment, Inc.	489,224
8,812	Hilton Worldwide Holdings, Inc.	732,365
12,887(a)	Planet Fitness, Inc.	885,595
6,754	Six Flags Entertainment Corp.	333,310
46,200	Wendy's Co.	826,518
19,925	Yum China Holdings, Inc.	894,832
	Total Hotels, Restaurants & Leisure	$6,425,277
	Industrial Conglomerates - 1.1%
3,907	Roper Technologies, Inc.	$1,336,077
	Total Industrial Conglomerates	$1,336,077
	Insurance - 0.5%
16,049	Fidelity National Financial, Inc.	$586,591
	Total Insurance	$586,591
	Interactive Media & Services - 2.5%
10,839(a)	IAC/InterActiveCorp	$2,277,382
25,457(a)	Twitter, Inc.	837,026
	Total Interactive Media & Services	$3,114,408
	Internet & Direct Marketing Retail - 1.6%
7,742	Expedia Group, Inc.	$921,298
15,429(a)	GrubHub, Inc.	1,071,853
	Total Internet & Direct Marketing Retail	$1,993,151
	IT Services - 10.5%
7,425	DXC Technology Co.	$477,502
6,790(a)	EPAM Systems, Inc.	1,148,393
4,883(a)	Euronet Worldwide, Inc.	696,267
15,139	Fidelity National Information Services, Inc.	1,712,221
56,083(a)	First Data Corp.	1,473,300
7,411(a)	FleetCor Technologies, Inc.	1,827,478
4,327(a)	Gartner, Inc.	656,319
13,306	Perspecta, Inc.	269,047
20,670	Total System Services, Inc.	1,963,857
6,576(a)	WEX, Inc.	1,262,526
16,394(a)	Worldpay, Inc.	1,860,719
	Total IT Services	$13,347,629
	Machinery - 5.0%
19,982	Albany International Corp.	$1,430,511
76,661(a)	ATS Automation Tooling Systems, Inc.	1,127,300
18,694	Fortive Corp.	1,568,240
31,813(a)	Gardner Denver Holdings, Inc.	884,720
9,703	Stanley Black & Decker, Inc.	1,321,257
	Total Machinery	$6,332,028
	Media - 0.8%
8,644	Nexstar Media Group, Inc.	$936,750
	Total Media	$936,750
	Multiline Retail - 1.8%
22,217(a)	Dollar Tree, Inc.	$2,333,673
	Total Multiline Retail	$2,333,673
	Oil, Gas & Consumable Fuels - 0.3%
14,483	Cabot Oil & Gas Corp.	$378,006
	Total Oil, Gas & Consumable Fuels	$378,006
Shares		Value
	Pharmaceuticals - 0.6%
9,448(a)	Reata Pharmaceuticals, Inc.	$807,521
	Total Pharmaceuticals	$807,521
	Professional Services - 3.9%
1,732(a)	CoStar Group, Inc.	$807,840
34,050	Thomson Reuters Corp.	2,015,760
26,338(a)	Upwork, Inc.	504,109
12,328	Verisk Analytics, Inc.	1,639,624
	Total Professional Services	$4,967,333
	Road & Rail - 0.4%
7,192(a)	Lyft, Inc.	$563,062
	Total Road & Rail	$563,062
	Semiconductors & Semiconductor Equipment - 6.6%
55,643(a)	Advanced Micro Devices, Inc.	$1,420,009
48,936	Cypress Semiconductor Corp.	730,125
36,093(a)	Micron Technology, Inc.	1,491,724
11,324	MKS Instruments, Inc.	1,053,698
35,887(a)	ON Semiconductor Corp.	738,196
43,846	STMicroelectronics NV	651,113
18,120	Xilinx, Inc.	2,297,435
	Total Semiconductors & Semiconductor Equipment	$8,382,300
	Software - 12.6%
6,837(a)	Atlassian Corp. Plc	$768,411
4,578	Blackbaud, Inc.	365,004
6,808	Intuit, Inc.	1,779,679
4,568(a)	Palo Alto Networks, Inc.	1,109,476
9,280(a)	PTC, Inc.	855,430
23,382(a)	RealPage, Inc.	1,419,054
8,774(a)	ServiceNow, Inc.	2,162,703
7,755(a)	Splunk, Inc.	966,273
32,395	SS&C Technologies Holdings, Inc.	2,063,238
12,669(a)	Synopsys, Inc.	1,458,835
9,238(a)	Tableau Software, Inc.	1,175,813
4,715(a)	Trade Desk, Inc.	933,334
11,009(a)	Zendesk, Inc.	935,765
	Total Software	$15,993,015
	Specialty Retail - 5.3%
6,330	Advance Auto Parts, Inc.	$1,079,455
8,625(a)	Burlington Stores, Inc.	1,351,365
20,318	Ross Stores, Inc.	1,891,606
9,519	Tractor Supply Co.	930,578
4,099(a)	Ulta Beauty, Inc.	1,429,444
	Total Specialty Retail	$6,682,448
	Technology Hardware, Storage & Peripherals - 1.3%
10,467	NetApp, Inc.	$725,782
41,083(a)	Pure Storage, Inc.	895,198
	Total Technology Hardware, Storage & Peripherals	$1,620,980
	Textiles, Apparel & Luxury Goods - 0.8%
8,481	PVH Corp.	$1,034,258
	Total Textiles, Apparel & Luxury Goods	$1,034,258
	Trading Companies & Distributors - 0.4%
4,636(a)	United Rentals, Inc.	$529,663
	Total Trading Companies & Distributors	$529,663
	TOTAL COMMON STOCKS
	(Cost $96,113,524)	$126,010,941
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATION - 0.2% of Net Assets
300,000(b)	U.S. Treasury Bills, 4/23/19	$299,562
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
	(Cost $299,561)	$299,562
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.7%
	(Cost $96,413,085)	$126,310,503
	OTHER ASSETS AND LIABILITIES - 0.3%	$409,547
	NET ASSETS - 100.0%	$126,720,050

REIT	Real Estate Investment Trust.

(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2019, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$126,010,941	$–	$–	$126,010,941
U.S. Government and Agency Obligation	–	299,562	–	299,562
Total Investments in Securities	$126,010,941	$299,562	$–	$126,310,503

During the three months ended March 31, 2019, there were no transfers between Levels 1, 2 and 3.